Loans - Summary of Loans by Credit Quality Indicator (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 422,413	$ 410,551
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	123,143	123,813
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	148,775	139,695
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	125,775	121,684
Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	15,452	17,446
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	9,268	7,913
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	265,055	256,357
Pass [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	112,229	112,467
Pass [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	141,621	129,792
Pass [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	190	209
Pass [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	11,015	13,889
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	6,786	10,286
Special Mention [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	3,100	3,809
Special Mention [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	2,742	4,898
Special Mention [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	944	1,579
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	10,407	10,363
Substandard [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	7,044	6,690
Substandard [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	3,150	3,634
Substandard [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	213	39
Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	140,165	133,545
Not Rated [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	770	847
Not Rated [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,262	1,371
Not Rated [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	125,372	121,436
Not Rated [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	3,493	1,978
Not Rated [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 9,268	$ 7,913